UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
April 30, 2018
MFS®  Equity Income Fund

Portfolio of Investments
4/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 4.5%
Boeing Co.	16,414	$ 5,475,054
Lockheed Martin Corp.	7,406	2,376,141
United Technologies Corp.	6,551	787,103
		$ 8,638,298
Airlines – 0.4%
Copa Holdings S.A., “A”	6,740	$ 789,726
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	4,206	$ 1,464,015
Automotive – 1.9%
Ford Motor Co.	69,312	$ 779,067
General Motors Co.	28,165	1,034,782
Toyota Motor Corp.	28,400	1,860,279
		$ 3,674,128
Brokerage & Asset Managers – 1.4%
Apollo Global Management LLC, “A”	92,581	$ 2,670,036
Business Services – 3.0%
Accenture PLC, “A”	6,457	$ 976,298
DXC Technology Co.	45,579	4,697,372
		$ 5,673,670
Cable TV – 2.2%
Comcast Corp., “A”	131,887	$ 4,139,933
Computer Software – 3.6%
Adobe Systems, Inc. (a)	20,727	$ 4,593,103
Microsoft Corp.	24,727	2,312,469
		$ 6,905,572
Computer Software - Systems – 2.1%
Apple, Inc.	16,884	$ 2,790,250
International Business Machines Corp.	8,232	1,193,311
		$ 3,983,561
Construction – 2.1%
Owens Corning	45,705	$ 2,993,220
Pulte Homes, Inc.	34,593	1,050,244
		$ 4,043,464
Consumer Products – 1.2%
Newell Brands, Inc.	59,985	$ 1,657,385
Tupperware Brands Corp.	15,151	675,129
		$ 2,332,514
Electronics – 2.9%
Intel Corp.	38,408	$ 1,982,621
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,855	3,531,825
		$ 5,514,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.2%
Occidental Petroleum Corp.	10,443	$ 806,826
Phillips 66	14,331	1,595,184
		$ 2,402,010
Energy - Integrated – 2.6%
BP PLC	434,398	$ 3,209,490
Eni S.p.A.	92,787	1,810,721
		$ 5,020,211
Food & Beverages – 3.0%
Marine Harvest	107,542	$ 2,335,772
Tyson Foods, Inc., “A”	50,231	3,521,193
		$ 5,856,965
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd.	15,700	$ 690,070
General Merchandise – 0.5%
Kohl's Corp.	6,746	$ 419,062
Wal-Mart Stores, Inc.	7,031	621,962
		$ 1,041,024
Health Maintenance Organizations – 2.1%
Humana Inc.	13,941	$ 4,101,163
Insurance – 6.0%
Athene Holding Ltd. (a)	24,729	$ 1,211,721
MetLife, Inc.	77,140	3,677,264
Prudential Financial, Inc.	24,234	2,576,559
Unum Group	29,364	1,420,630
Zurich Insurance Group AG	8,080	2,577,449
		$ 11,463,623
Internet – 5.0%
Alphabet, Inc., “A” (a)	2,492	$ 2,538,301
Facebook, Inc., “A” (a)	40,798	7,017,256
		$ 9,555,557
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	17,568	$ 1,751,705
Machinery & Tools – 2.8%
Allison Transmission Holdings, Inc.	21,208	$ 826,900
Eaton Corp. PLC	54,338	4,076,980
Regal Beloit Corp.	6,447	459,026
		$ 5,362,906
Major Banks – 4.7%
Bank of America Corp.	133,228	$ 3,986,182
BNP Paribas	11,060	852,435
JPMorgan Chase & Co.	9,485	1,031,778
Royal Bank of Canada	13,418	1,020,393
Sumitomo Mitsui Financial Group, Inc.	13,700	568,623
UBS AG	89,550	1,504,569
		$ 8,963,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.8%
Express Scripts Holding Co. (a)	11,740	$ 888,718
McKesson Corp.	28,582	4,464,794
		$ 5,353,512
Metals & Mining – 1.6%
Rio Tinto Ltd.	55,960	$ 3,032,180
Natural Gas - Distribution – 0.6%
ENGIE	65,370	$ 1,145,648
Natural Gas - Pipeline – 3.6%
Enterprise Products Partners LP	133,839	$ 3,592,239
Plains All American Pipeline LP	52,325	1,230,161
Williams Partners LP	58,708	2,136,971
		$ 6,959,371
Network & Telecom – 3.5%
Cisco Systems, Inc.	149,577	$ 6,624,765
Other Banks & Diversified Financials – 3.6%
Citigroup, Inc.	68,388	$ 4,668,849
Discover Financial Services	31,914	2,273,872
		$ 6,942,721
Pharmaceuticals – 7.8%
Bayer AG	14,738	$ 1,764,280
Bristol-Myers Squibb Co.	29,235	1,524,021
Eli Lilly & Co.	52,821	4,282,198
Merck & Co., Inc.	27,716	1,631,641
Novartis AG	10,739	826,003
Pfizer, Inc.	106,045	3,882,307
Roche Holding AG	4,947	1,097,550
		$ 15,008,000
Printing & Publishing – 0.5%
Transcontinental, Inc., “A”	49,368	$ 1,039,691
Railroad & Shipping – 2.7%
Union Pacific Corp.	38,783	$ 5,182,572
Real Estate – 4.2%
AGNC Investment Corp., REIT	21,503	$ 406,837
Annaly Mortgage Management, Inc., REIT	96,584	1,001,576
Extra Space Storage, Inc., REIT	17,874	1,601,332
Medical Properties Trust, Inc., REIT	245,091	3,132,263
Potlatch Corp., REIT	7,682	398,312
STAG Industrial, Inc., REIT	19,965	490,540
Store Capital Corp., REIT	38,506	971,506
		$ 8,002,366
Specialty Stores – 3.4%
Best Buy Co., Inc.	38,574	$ 2,952,068
Ross Stores, Inc.	30,722	2,483,874
Urban Outfitters, Inc. (a)	26,155	1,053,262
		$ 6,489,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 4.4%
Altria Group, Inc.	62,031	$ 3,480,560
Japan Tobacco, Inc.	32,600	875,685
Philip Morris International, Inc.	49,801	4,083,682
		$ 8,439,927
Utilities - Electric Power – 4.7%
American Electric Power Co., Inc.	15,754	$ 1,102,465
Duke Energy Corp.	6,672	534,828
Exelon Corp.	105,043	4,168,106
PPL Corp.	54,483	1,585,455
SSE PLC	81,614	1,548,864
		$ 8,939,718
Total Common Stocks		$189,198,252
Convertible Preferred Stocks – 0.5%
Utilities - Electric Power – 0.5%
NextEra Energy, Inc., 6.123%	7,348	$ 424,714
NextEra Energy, Inc., 6.371%	8,494	623,035
Total Convertible Preferred Stocks		$ 1,047,749
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.78% (v)	1,457,714	$ 1,457,568
Other Assets, Less Liabilities – 0.0%		56,965
Net Assets – 100.0%		$191,760,534
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,457,568 and $190,246,001, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$156,700,734	$—	$—	$156,700,734
United Kingdom	—	7,790,534	—	7,790,534
Switzerland	—	6,005,571	—	6,005,571
Japan	1,565,755	2,428,902	—	3,994,657
Taiwan	3,531,825	—	—	3,531,825
France	—	3,462,099	—	3,462,099
Norway	—	2,335,771	—	2,335,771
Canada	2,060,083	—	—	2,060,083
Italy	—	1,810,721	—	1,810,721
Other Countries	789,726	1,764,280	—	2,554,006
Mutual Funds	1,457,568	—	—	1,457,568
Total	$166,105,691	$25,597,878	$—	$191,703,569
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $21,814,046 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	130,377	15,775,917	(14,448,580)	1,457,714
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(94)	$132	$—	$11,118	$1,457,568

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.